Earnings (loss) per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income (loss) for the year	$ (5,999,675)	$ 3,772,908	$ (6,968,511)
Weighted average number of shares outstanding for the year
Basic	64,409,170	68,156,059	65,455,325
Diluted	64,409,170	68,156,059	65,455,325
Net income (loss) per share - basic	$ (0.09)	$ 0.06	$ (0.11)
Net income (loss) per share - diluted	$ (0.09)	$ 0.06	$ (0.11)